LONG-TERM LOANS (Details 1) - USD ($) $ in Thousands	Jun. 30, 2016	Jun. 30, 2015
Debt Instrument [Line Items]
2017	$ 6,992
2018	345
2019	19,885
2020	67
2021 and onwards	52
Loans Payable to Bank	$ 27,341	$ 34,662